SUBSEQUENT EVENTS (Details Narrative) - Non Adjusting Events After Reporting Period [Member] - USD ($)	Aug. 06, 2026	Jul. 30, 2026
IfrsStatementLineItems [Line Items]
Special warrants issued in private placement		5,828,342
Issue price per special warrant		$ 4.25
Gross proceeds from special warrants in private placement		$ 24,770,454
Exercise price per common share purchase warrant		$ 5.00
Repayment of outstanding principal under senior secured loan	$ 22,375,000
Repayment of accrued and unpaid interest under senior secured loan	$ 45,699